================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22186

                Oppenheimer Master International Value Fund, LLC
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
              (Address of principal executive offices) (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: April 30

                      Date of reporting period: 1/31/2012
================================================================================

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--93.3%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.8%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
ElringKlinger AG                                                   112,252            $        3,369,028
--------------------------------------------------------------------------------------------------------
Leoni AG                                                            50,012                     2,246,451
                                                                                      ------------------
                                                                                               5,615,479
--------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.1%
Bayerische Motoren Werke (BMW) AG, Preference                      129,789                     7,390,079
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
InterContinental Hotels Group plc                                  109,550                     2,230,359
--------------------------------------------------------------------------------------------------------
Ladbrokes plc                                                    1,229,110                     2,744,483
                                                                                      ------------------
                                                                                               4,974,842
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Nintendo Co. Ltd.                                                   27,400                     3,717,082
--------------------------------------------------------------------------------------------------------
MEDIA--8.9%
Grupo Televisa SA, Sponsored GDR                                   227,510                     4,486,497
--------------------------------------------------------------------------------------------------------
Jupiter Telecommunications Co. Ltd.                                  2,720                     2,708,580
--------------------------------------------------------------------------------------------------------
Lagardere SCA                                                      269,700                     7,665,901
--------------------------------------------------------------------------------------------------------
M6 Metropole Television                                            316,530                     5,289,301
--------------------------------------------------------------------------------------------------------
Schibsted Gruppen AS                                               111,679                     3,186,478
--------------------------------------------------------------------------------------------------------
Virgin Media, Inc.                                                 141,940                     3,383,850
--------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                 802,935                     2,076,962
--------------------------------------------------------------------------------------------------------
Zon Multimedia Servicos de Telecomunicacoes e                      644,008
Multimedia SGPS SA                                                                             2,073,967
                                                                                      ------------------
                                                                                              30,871,536
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Pinault-Printemps-Redoute SA                                        25,450                     4,021,334
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Industria de Diseno Textil SA                                       56,517                     4,930,914
--------------------------------------------------------------------------------------------------------
JUMBO SA                                                           353,177                     1,676,956
                                                                                      ------------------
                                                                                               6,607,870
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Bijou Brigitte Modische Accessoires AG                              17,632                     1,637,504
--------------------------------------------------------------------------------------------------------
China Hongxing Sports Ltd.(1)                                   14,719,000                       117,017
--------------------------------------------------------------------------------------------------------
Christian Dior SA                                                   29,770                     4,213,360
                                                                                      ------------------
                                                                                               5,967,881
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--12.2%
--------------------------------------------------------------------------------------------------------
BEVERAGES--5.2%
C&C Group plc                                                      759,681                     3,124,182
--------------------------------------------------------------------------------------------------------
Carlsberg AS, Cl. B                                                 53,875                     4,104,142
--------------------------------------------------------------------------------------------------------
Diageo plc                                                         314,900                     6,956,978
--------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                    39,530                     3,794,777
                                                                                      ------------------
                                                                                              17,980,079
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--7.0%
AarhusKarlshamn AB                                                  36,883                     1,092,528
--------------------------------------------------------------------------------------------------------
Nestle SA                                                          172,411                     9,880,152
--------------------------------------------------------------------------------------------------------
Unilever plc                                                       229,570                     7,401,516
--------------------------------------------------------------------------------------------------------
Viterra, Inc.                                                      572,893                     6,164,870
                                                                                      ------------------
                                                                                              24,539,066

1 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
ENERGY--1.3%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Master Marine AS(1)                                                    640            $               --
--------------------------------------------------------------------------------------------------------
Shinko Plantech Co. Ltd.                                           166,300                     1,372,473
                                                                                      ------------------
                                                                                               1,372,473
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.9%
OAO Gazprom, Sponsored ADR                                         250,060                     3,025,726
--------------------------------------------------------------------------------------------------------
FINANCIALS--16.4%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
ICAP plc                                                           559,540                     2,962,582
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Banco Bilbao Vizcaya Argentaria SA                                 334,016                     2,915,923
--------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                     109,450                     4,684,136
                                                                                      ------------------
                                                                                               7,600,059
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
Guoco Group Ltd.                                                   102,000                     1,058,760
--------------------------------------------------------------------------------------------------------
ING Groep NV(1)                                                    737,528                     6,712,518
--------------------------------------------------------------------------------------------------------
Kinnevik Investment AB, Cl. B                                      243,343                     5,090,439
                                                                                      ------------------
                                                                                              12,861,717
--------------------------------------------------------------------------------------------------------
INSURANCE--4.1%
AIA Group Ltd.                                                   2,221,200                     7,418,034
--------------------------------------------------------------------------------------------------------
Resolution Ltd.                                                  1,574,930                     6,777,709
                                                                                      ------------------
                                                                                              14,195,743
--------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.5%
Hammerson plc                                                      820,810                     4,877,521
--------------------------------------------------------------------------------------------------------
Invincible Investment, Inc.                                          3,796                       321,231
                                                                                      ------------------
                                                                                               5,198,752
--------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--4.1%
Deutsche Wohnen AG                                                 219,826                     2,917,115
--------------------------------------------------------------------------------------------------------
Mitsui Fudosan Co. Ltd.                                            311,000                     5,138,989
--------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                                       454,000                     6,287,262
                                                                                      ------------------
                                                                                              14,343,366
--------------------------------------------------------------------------------------------------------
HEALTH CARE--7.8%
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Carl Zeiss Meditec AG                                              198,513                     4,193,571
--------------------------------------------------------------------------------------------------------
DiaSorin SpA                                                        74,844                     2,266,368
                                                                                      ------------------
                                                                                               6,459,939
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Rhoen-Klinikum AG                                                  200,457                     4,154,665
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
Ipsen SA                                                           139,010                     4,083,021
--------------------------------------------------------------------------------------------------------
Recordati SpA                                                       53,106                       420,611
--------------------------------------------------------------------------------------------------------
Roche Holding AG                                                    40,146                     6,794,945
--------------------------------------------------------------------------------------------------------
Santen Pharmaceutical Co. Ltd.                                     126,300                     5,169,982
                                                                                      ------------------
                                                                                              16,468,559
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.2%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
BAE Systems plc                                                    544,660                     2,641,764

2 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
Vinci SA                                                            55,395            $         2,569,401
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.8%
Orkla ASA                                                          774,542                     6,277,394
--------------------------------------------------------------------------------------------------------
Rheinmetall AG                                                      53,531                     2,870,508
--------------------------------------------------------------------------------------------------------
Smiths Group plc                                                   265,000                     4,008,824
                                                                                      ------------------
                                                                                              13,156,726
--------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Bucher Industries AG                                                11,552                     2,281,536
--------------------------------------------------------------------------------------------------------
NORMA Group(1)                                                      87,790                     1,969,390
                                                                                      ------------------
                                                                                               4,250,926
--------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES--2.0%
Teleperformance                                                    278,300                     6,972,971
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Wolseley plc                                                       108,220                     3,746,602
--------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.6%
BBA Aviation plc                                                   690,530                     2,028,282
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.9%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Nokia OYJ                                                          744,167                     3,734,610
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.1%
A&D Co. Ltd.                                                       482,578                     1,608,313
--------------------------------------------------------------------------------------------------------
Canon, Inc.                                                         86,254                     3,736,289
--------------------------------------------------------------------------------------------------------
Hirose Electric Co.                                                 54,600                     5,265,424
--------------------------------------------------------------------------------------------------------
Hoya Corp.                                                         182,700                     3,886,717
--------------------------------------------------------------------------------------------------------
Keyence Corp.                                                       15,500                     3,861,782
--------------------------------------------------------------------------------------------------------
TE Connectivity Ltd.                                                89,880                     3,064,908
                                                                                      ------------------
                                                                                              21,423,433
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.3%
Baidu, Inc., ADR                                                    31,970                     4,076,814
--------------------------------------------------------------------------------------------------------
Blinkx plc(1)                                                    1,320,690                     1,394,362
--------------------------------------------------------------------------------------------------------
So-net Entertainment Corp.                                             888                     3,403,107
--------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                              250,600                     6,129,849
                                                                                      ------------------
                                                                                              15,004,132
--------------------------------------------------------------------------------------------------------
SOFTWARE--3.4%
Net 1 UEPS Technologies, Inc.(1)                                   240,750                     2,551,950
--------------------------------------------------------------------------------------------------------
SAP AG                                                              65,282                     3,944,245
--------------------------------------------------------------------------------------------------------
Temenos Group AG                                                   299,836                     5,423,865
                                                                                      ------------------
                                                                                              11,920,060
--------------------------------------------------------------------------------------------------------
MATERIALS--1.4%
--------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Fuchs Petrolub AG                                                   40,388                     1,870,157
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Rexam plc                                                          522,650                     3,089,482
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.3%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
Vivendi SA                                                         324,324                     6,787,683
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--7.4%
NII Holdings, Inc.(1)                                              390,240                     7,847,726
--------------------------------------------------------------------------------------------------------

3 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., Cl. B                                 212,367            $        8,164,703
--------------------------------------------------------------------------------------------------------
Softbank Corp.                                                     157,300                     4,396,471
--------------------------------------------------------------------------------------------------------
Vodafone Group plc                                               1,976,185                     5,341,403
                                                                                      ------------------
                                                                                              25,750,303
                                                                                      ------------------
Total Common Stocks (Cost $311,114,679)                                                      325,275,361
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--6.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23%(2,3) (Cost $24,015,213)                                     24,015,213                  24,015,213
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (COST $335,129,892)                        100.2%                349,290,574
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                   (0.2)                   (827,908)
                                                              ------------------------------------------
Net Assets                                                            100.0%          $      348,462,666
                                                              ==========================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                      SHARES          GROSS           GROSS            SHARES
                                             APRIL 29, 2011(A)    ADDITIONS      REDUCTIONS  JANUARY 31, 2011
-------------------------------------------------------------------------------------------------------------
Coreana Cosmetics Co. Ltd.                         2,158,180        224,144       2,382,324                 -
Oppenheimer Institutional Money Market
Fund, Cl. E                                       29,501,267    135,083,097     140,569,151        24,015,213

                                                                                                   REALIZED
                                                                      VALUE          INCOME            LOSS
-----------------------------------------------------------------------------------------------------------
Coreana Cosmetics Co. Ltd.                                     $          -        $      -     $   330,512
Oppenheimer Institutional Money Market
Fund, Cl. E                                                      24,015,213          22,666               -
                                                               --------------------------------------------
                                                               $ 24,015,213        $ 22,666     $   330,512
                                                               ============================================

a. April 29, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

3. Rate shown is the 7-day yield as of January 31, 2012.

4 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2012 based on valuation input level:

                                                                               LEVEL 3--
                                              LEVEL 1--          LEVEL 2--   SIGNIFICANT
                                             UNADJUSTED  OTHER SIGNIFICANT  UNOBSERVABLE
                                          QUOTED PRICES  OBSERVABLE INPUTS        INPUTS                    VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary            $       65,027,752 $        4,021,334 $           117,017    $     69,166,103
   Consumer Staples                          38,415,003          4,104,142                  --         42,519,145
   Energy                                     3,025,726          1,372,473                  --          4,398,199
   Financials                                47,339,094          9,823,125                  --         57,162,219
   Health Care                               27,083,163                 --                  --         27,083,163
   Industrials                               35,366,672                 --                  --         35,366,672
   Information Technology                    28,427,017         23,655,218                  --         52,082,235
   Materials                                  1,870,157          3,089,482                  --          4,959,639
   Telecommunication Services                22,800,112          9,737,874                  --         32,537,986
Investment Company                           24,015,213                 --                  --         24,015,213
                                     ----------------------------------------------------------------------------
Total Investments, at Value                 293,369,909         55,803,648             117,017        349,290,574
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                  --              4,990                  --              4,990
                                     ----------------------------------------------------------------------------
Total Assets                         $      293,369,909 $       55,808,638 $           117,017    $   349,295,564
                                    -----------------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts  $               -- $          (3,643) $                --    $        (3,643)
                                     ----------------------------------------------------------------------------
Total Liabilities                    $               -- $          (3,643) $                --    $        (3,643)
                                     ----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

5 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                               VALUE          PERCENT
--------------------------------------------------------------------------------------------------------
France                                                                $      50,081,885            14.3 %
United Kingdom                                                               49,424,158            14.1
Japan                                                                        44,586,440            12.8
Germany                                                                      36,562,713            10.5
United States                                                                30,463,971             8.7
Switzerland                                                                  24,380,498             7.0
Hong Kong                                                                    14,764,056             4.2
Canada                                                                       14,329,573             4.1
Norway                                                                        9,463,872             2.7
Brazil                                                                        7,847,726             2.2
Spain                                                                         7,846,837             2.2
Island of Guernsey                                                            6,777,709             1.9
The Netherlands                                                               6,712,518             1.9
Sweden                                                                        6,182,967             1.8
Cayman Islands                                                                6,129,849             1.8
Mexico                                                                        4,486,497             1.3
Denmark                                                                       4,104,142             1.2
China                                                                         4,076,814             1.2
Finland                                                                       3,734,610             1.1
Ireland                                                                       3,124,182             0.9
Russia                                                                        3,025,726             0.9
Italy                                                                         2,686,979             0.8
South Africa                                                                  2,551,950             0.7
India                                                                         2,076,962             0.6
Portugal                                                                      2,073,967             0.6
Greece                                                                        1,676,956             0.5
Bermuda                                                                         117,017              --
                                                                      ---------------------------------
Total                                                                 $     349,290,574           100.0 %
                                                                      ==================================

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:

                                           CONTRACT
COUNTERPARTY/                     BUY/       AMOUNT                EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION              SELL      (000'S)                      DATE         VALUE   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA:
Euro (EUR)                         Buy          104  EUR               2/2/12     $ 135,744   $        113   $          -
Euro (EUR)                         Buy          216  EUR               2/3/12       282,615             49              -
                                                                                              ---------------------------
                                                                                                       162              -
-------------------------------------------------------------------------------------------------------------------------
BROWN BROTHERS HARRIMAN:

Hong Kong Dollar (HKD)             Buy        1,053  HKD               2/2/12       135,763              5              -
Hong Kong Dollar (HKD)            Sell        1,759  HKD        2/1/12-2/2/12       226,789              -             11
Japanese Yen (JPY)                Sell       20,382  JPY               2/3/12       267,410              -            196
                                                                                              ---------------------------
                                                                                                         5            207
-------------------------------------------------------------------------------------------------------------------------

JP MORGAN CHASE:
British Pound Sterling (GBP)       Buy          341  GBP        2/1/12-2/2/12       536,668          1,551              -
Japanese Yen (JPY)                 Buy       37,468  JPY               2/1/12       491,572          3,272              -
Japanese Yen (JPY)                Sell       19,557  JPY               2/1/12       256,586              -          1,707
Swiss Franc (CHF)                  Buy          119  CHF               2/2/12       129,019              -            327
                                                                                              ---------------------------
                                                                                                     4,823          2,034
-------------------------------- ------ ------------ ------ ------------------ ------------- -------------- --------------
NOMURA SECURITIES
Japanese Yen (JPY)                Sell       23,830  JPY               2/2/12       312,649              -          1,402
                                                                                              ---------------------------
Total unrealized appreciation and depreciation                                                $      4,990     $    3,643
                                                                                              ---------------------------

6 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. Since April 29, 2011 represents the last day during the Fund's 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

7 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

8 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of January 31, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $4,990, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the

9 | Oppenheimer Master International Value Fund, LLC

Oppenheimer Master International Value Fund, LLC

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended January 31, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $4,588,518 and $71,838,562, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

10 | Oppenheimer Master International Value Fund, LLC

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master International Value Fund, LLC

By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 3/13/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 3/13/2012

By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 3/13/2012